United States
                       Securities and Exchange Commission
                              Washington, DC 20549

                                    Form 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 6/30/01

Check here if Amendment:  [  ]   Amendment number:  [  ]
This Amendment (check only one):
     [  ] is a restatement.
     [  ] adds new holdings entries.

Institutional Investment Manager filing this Report:
     Name:     Cortland Associates, Inc.
     Address:  8000 Maryland Avenue, Suite 730
               St. Louis, MO 63105

13F File Number:    28-5546

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

     Person Signing this Report on Behalf of Reporting Manager:

Name:     Thomas R. Podlesny
Title:    Executive Vice President-Managing Director
Phone:    (314)  726-6164

     Signature, Place, and Date of Signing:

          /s/ Thomas R. Podlesny
          St. Louis, Missouri
          August 9, 2001

Report Type (Check only one):

[ X ] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[   ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

     List of Other Managers Reporting for this Manager:  NONE


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                             Form 13F Summary Page
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      55
Form 13F Information Table Value Total:      $157,087
                                            (thousands)
List of Other Included Managers:  NONE

                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland
Associates, Inc.



Item 6:
                                                                      INVESTMENT
DISCRETION
                                                                             (b)

SHARED                            Item 8:
                                               Item 4:     Item 5:           AS
            Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF
DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN
   SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE       AMOUNT    SOLE
INSTR. V  OTHER   INSTR. V  SOLE  SHARED  NONE

ACXIOM CORP              COM       005125109    7,751,000  592,155.00 X
                       8,150 199,200 384,805

BP PLC SPONS ADR         COM       055622104      285,000    5,724.00 X
                                       5,724

ANHEUSER-BUSCH COS       COM       035229103      899,000   21,824.00 X
                                      21,824

BANKAMERICA              COM       060505104      728,000   12,134.00 X
                                      12,134

CROWN CASTLE             COM       228227104    4,422,000  269,650.00 X
                       4,050  98,650 166,950

CENTERPOINT PROPERTIES   COM       151895109      329,000    6,550.00 X
                               4,000   2,550

BRISTOL-MYERS SQUIBB     COM       110122108      257,000    4,910.00 X
                                       4,910

AMERICAN INTL GRP        COM       026874107      254,000    2,989.00 X
                          37           2,952

DEVON ENERGY CO          COM       25179M103    5,600,000  106,672.00 X
                       1,625  38,000  67,047

CHEMED CORP              COM       163596109    7,914,000  218,980.00 X
                       2,950  75,930 140,100

APPLIED HEALTHCARE PROD  COM       019222108       32,000   10,000.00 X
                              10,000

BALL CO                  COM       058498106      259,000    5,450.00 X
                         450   4,650     350

GENERAL ELEC             COM       369604103    1,483,000   30,430.00 X
                                      30,430

MICROSOFT CORP           COM       594918104      562,000    7,698.00 X
                                       7,698

   COLUMN TOTALS                               30,775,000


                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland
Associates, Inc.


Item 6:
                                                                      INVESTMENT
DISCRETION
                                                                             (b)

SHARED                            Item 8:
                                               Item 4:     Item 5:           AS
            Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF
DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN
   SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE       AMOUNT    SOLE
INSTR. V  OTHER   INSTR. V  SOLE  SHARED  NONE

CHUBB                    COM       171232101    9,652,000  124,655.00 X
                       1,750  46,925  75,980

VERIZON                  COM       92343V104      317,000    5,925.00 X
                                       5,925

CONVERGYS CORP           COM       212485106    7,601,000  251,280.00 X
                       3,025  90,450 157,805

INTL SPEEDWAY CORP CL B  COM       460335300      643,000   15,500.00 X
                                      15,500

TRI CONTINENTAL CORP     COM       895436103      251,000   11,525.00 X
                                      11,525

BELLSOUTH CORP           COM       079860102      251,000    6,226.00 X
                                       6,226

NAVIGATORS GROUP INC     COM       638904102    2,640,000  139,675.00 X
                       1,700  49,200  88,775

PAXAR CORP               COM       704227107   10,015,000  695,488.00 X
                       7,362 264,616 423,510

CITIGROUPINC             COM       172967101      367,000    6,950.00 X
                         726           6,224

REINSURANCE GROUP
 OF AMERICA              COM       759351109    1,014,000   26,750.00 X
                                      26,750

SCHLUMBERGER LTD         COM       806857108    2,662,000   50,558.00 X
                         249  20,083  30,226

WEST TELESERVICES CORP   COM       952355105    8,497,000  386,043.00 X
                       5,125 140,550 240,368

WILLIAMS CO INC          COM       969457100    7,217,000  219,029.00 X
                       2,200  75,150 141,679

EMERSON ELECTRIC         COM       291011104      220,000    3,640.00 X
                                       3,640

   COLUMN TOTALS                               51,347,000


                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland
Associates, Inc.


Item 6:
                                                                      INVESTMENT
DISCRETION
                                                                             (b)

SHARED                            Item 8:
                                               Item 4:     Item 5:           AS
            Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF
DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN
   SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE       AMOUNT    SOLE
INSTR. V  OTHER   INSTR. V  SOLE  SHARED  NONE

STATE STREET CORP.       COM       857477103      224,000    4,520.00 X
                                       4,520

ENTERBANK HLDG INC       COM       293538102      387,000   34,436.00 X
                               2,436  32,000

EXXON MOBIL CORP         COM       30231G102      682,000    7,810.00 X
                                       7,810

TRANSOCEAN SEDCO FOREX   COM       G90078109      563,000   13,658.00 X
                          57   4,413   9,188

MATTEL INC               COM       577081102      424,000   22,395.00 X
                         425  10,300  11,670

STRAYER EDUCATION INC.   COM       863236105   27,378,000  561,597.00 X
                      10,675 187,150 363,772

TALX                     COM       874918105      824,000   20,625.00 X
                                      20,625

IRON MOUNTAIN            COM       462846106   10,927,000  243,687.00 X
                       3,534  86,127 154,026

SBC COMMUNICATIONS       COM       78387G103      810,000   15,233.00 X
                          35          15,198

ZEBRA TECHNOLOGIES       COM       989207105    8,139,000  165,699.00 X
                       2,325  68,295  95,079

HEIDRICK & STRUGGLES
 INTL INC                COM       422819102    3,699,000  181,925.00 X
                       3,325  61,200 117,400

INTL SPEEDWAY CORP CL A  COM       460335201   10,808,000  257,325.00 X
                       2,950  99,600 154,775

FIRST DATA CORP          COM       319963104      421,000    6,536.00 X
                                       6,536

US BANCORP               COM       902973304      495,000   21,707.00 X
                                      21,707

   COLUMN TOTALS                               65,781,000


                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland
Associates, Inc.


Item 6:
                                                                      INVESTMENT
DISCRETION
                                                                             (b)

SHARED                            Item 8:
                                               Item 4:     Item 5:           AS
            Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF
DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN
   SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE       AMOUNT    SOLE
INSTR. V  OTHER   INSTR. V  SOLE  SHARED  NONE

PFIZER INC               COM       717081103      860,000   21,479.00 X
                                      21,479

JOHNSON & JOHNSON        COM       478160104      356,000    7,130.00 X
                                       7,130

RALSTON PURINA           COM       751277302      601,000   20,016.00 X
                                      20,016

MERCK & CO               COM       589331107      833,000   13,036.00 X
                               1,690  11,346

MISSISSIPPI VY BANCSHS   COM       605720101    3,800,000   95,250.00 X
                                      95,250

NESTLES SA ADR           COM       641069406      213,000    4,000.00 X
                                       4,000

   COLUMN TOTALS                                6,663,000


                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland
Associates, Inc.


Item 6:
                                                                      INVESTMENT
DISCRETION
                                                                             (b)

SHARED                            Item 8:
                                               Item 4:     Item 5:           AS
            Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF
DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN
   SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE       AMOUNT    SOLE
INSTR. V  OTHER   INSTR. V  SOLE  SHARED  NONE

FIRST PFD CAP TR         PFD       33611H203   218,000      8,000.00  X
                                      8,000

PFD TENN VY AUTH PWR     PFD       880591409   249,000     10,000.00  X
                                     10,000

SOURCE CAPITAL PFD $2.40 PFD       836144204   204,000      7,000.00  X
                                      7,000

   COLUMN TOTALS                               671,000



                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland
Associates, Inc.


Item 6:
                                                                      INVESTMENT
DISCRETION
                                                                             (b)

SHARED                            Item 8:
                                               Item 4:     Item 5:           AS
            Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF
DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN
   SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE       AMOUNT    SOLE
INSTR. V  OTHER   INSTR. V  SOLE  SHARED  NONE

VANGUARD INDEX TR 500
PORT                     MF        922908405     344,000   16,188.00  X
                                     16,188

VAN KAMPEN AMER CAP
TAX EX FD                MF        92113R309     281,000   26,487.00  X
                                     26,487

SELIGMAN TAX FREE MO     MF        816346878     394,000   51,354.00  X
                                     51,354

S&P MIDCAP 400 INDEX     MF        464287507     405,000    3,905.00  X
                                      3,905

S&P 500 INDEX            MF        464287200     426,000    3,475.00  X
                                      3,475

   COLUMN TOTALS                               1,850,000



                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland
Associates, Inc.


Item 6:
                                                                      INVESTMENT
DISCRETION
                                                                             (b)

SHARED                            Item 8:
                                               Item 4:     Item 5:           AS
            Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF
DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN
   SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE       AMOUNT    SOLE
INSTR. V  OTHER   INSTR. V  SOLE  SHARED  NONE

TOTAL COMMON STOCK                             154,566,000

TOTAL PREFERRED STOCKS                             671,000

TOTAL MUTUAL FUNDS                               1,850,000



TOTAL FMV                                      157,087,000
